Intangible Assets	12 Months Ended
Feb. 28, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 6 – Intangible Assets

At February 28, 2026 and February 28, 2025, the company has the following amounts related to intangible assets:

	February 28, 2026	February 28, 2025
Mobile applications / Software	2,569,478	201,993
Less: accumulated amortization	(539,187)	(192,235)
Net intangible assets	$2,030,291	$9,758

No significant residual value is estimated for these intangible assets. Amortization expense for the years ended February 28, 2026 and February 28, 2025 totaled $334,765 and $20,458, respectively.